Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes
Components of income tax expense (benefit)
(Dollars in thousands)
	2022	2021	2020
Current expense	$4,713	4,023	3,049
Deferred income tax benefit	(541)	(227)	(560)
Total income tax	$4,172	3,796	2,489

Schedule of effective income Tax rate reconciliation
(Dollars in thousands)
	2022	2021	2020
Tax expense at statutory rate	$4,262	3,975	2,908
State income tax, net of federal income tax effect	395	339	261
Tax-exempt interest income	(445)	(497)	(649)
Increase in cash surrender value of life insurance	(71)	(83)	(80)
Tax credits	(230)	(234)	(234)
Nondeductible interest and other expense	24	30	46
Other	237	266	237
Total	$4,172	3,796	2,489

Schedule of deferred tax assets and liabilities
(Dollars in thousands)
	2022	2021
Deferred tax assets:
Allowance for loan losses	$2,411	2,149
Accrued retirement expense	1,174	1,148
Restricted stock	245	209
Interest income on nonaccrual loans	1	2
Lease liability	1,191	1,075
Unrealized loss on available for sale securities	14,197	-
Total gross deferred tax assets	19,219	4,583

Deferred tax liabilities:
Deferred loan fees	209	263
Accumulated depreciation	438	563
Prepaid expenses	3	4
ROU Asset	1,175	1,060
Other	(93)	(55)
Unrealized gain on available for sale securities	-	29
Total gross deferred tax liabilities	1,732	1,864

Net deferred tax asset	$17,487	2,719